UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-00515

The Wall Street Fund, Inc.
(Exact name of registrant as specified in charter)

55 E. 52nd Street
New York, NY  10055
(Address of principal executive offices) (Zip code)

Robert P. Morse, President
The Wall Street Fund, Inc.
55 E. 52nd Street
New York, NY  10055
(Name and address of agent for service)

(800) 443-4693
Registrant's telephone number, including area code

Date of fiscal year end: December 31,2011

Date of reporting period:  December 31,2011

Item 1. Reports to Stockholders.

ANNUAL REPORT
December 31, 2011

A mutual fund that invests
in common stocks of
growth-oriented companies.

THE WALL STREET FUND, INC.
SHAREHOLDER LETTER

Dear Shareholders,

The last calendar quarter of 2011 was an exceptionally good one for our equity performance reversing substantially all of the volatile summer months.  Your Fund realized a return of +11.26% during the last quarter, ending December 31, 2011.  For the 12 month period ending December 31, 2011 due to the many factors affecting markets in the U.S. and Europe, including the extremely volatile third quarter, the Fund earned +0.67%.  We are pleased, however, with our long term performance.  See page 11 in our 2011 Annual Report.

The top five performing stocks held by the Fund for the year 2011 were: Hansen Natural Corp. +76.2%; MasterCard Inc. Cl A +66.4%; TJX Cos. +45.4%; UnitedHealth Group, Inc. +40.3% and Rackspace Hosting Inc. +36.9%.

The headwinds of European risk and Washington uncertainties and now elections have continued compression in price earnings ratios, although not as severe as in the third quarter.  Real corporate strength and earnings power continues understated in the current market pricing environment.  In our view, the most important investment consideration is to remain invested in a diversified growth portfolio of stocks, with outstanding investment characteristics and a solid earnings outlook over a reasonable time period.

Businesses have been expanding and there are notable pockets of scarcity in skilled labor which is normal at this stage of an extended business cycle.  Overall Gross Domestic Product (“GDP”) data indicates a growth rate close to the historical norm of +3% as a result of the stronger private sector business growth and a weaker government spending environment.  The economy has continued to wean itself from government stimulus to self-sustaining activity with indications that population growth and low mortgage rates have brought housing inventory to a normal level.

The future looks like we have a “worrisome” but solid business environment for some time to come, perhaps the balance of the decade, as the typical excesses seen with bubbles isn’t on the visible horizon.  Recent Institute for Supply Management (“ISM”) data has virtually all factors showing better business activity, with only the problematic Euro and Mid-East revolutions as minor clouds.

We are also pleased to have added Charles Ryan to our team of stock pickers along with Tim Evnin and Jian Wang.  Charlie ran the flagship fund at Bank of New York and also was co-manager of the large cap growth fund at the US Trust Co. He is a partner of Evercore Wealth Management LLC.

January 20th, 2012

Sincerely,

Robert P. Morse
President

Please see the following page for important information.

Past performance is not a guarantee of future results.

This report must be preceded or accompanied by a prospectus.

Opinions expressed as those of the fund, are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Mutual fund investing involves risk.  Principal loss is possible.  The Fund may invest in smaller companies, which involves additional risks such as limited liquidity and greater volatility than large capitalization companies.  The Fund may invest in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods.

Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of fund holdings please refer to the Schedule of Investments included in this report.

The Price to Earnings (P/E) Ratios are calculated by dividing current price of the stock by the company’s estimated earnings per share for the current calendar year.

Diversification does not assure a profit nor protect against loss in a declining market.

The Wall Street Fund, Inc. is distributed by Quasar Distributors, LLC.

THE WALL STREET FUND, INC.
SCHEDULE OF INVESTMENTS
December 31, 2011

	Shares	Value
COMMON STOCKS – 99.4%

Beverages – 2.3%
Hansen Natural Corp. (#) (a)	7,000	$644,980

Biotechnology – 5.3%
Alexion Pharmaceuticals,
Inc. (a)	10,500	750,750
Celgene Corp. (a)	9,000	608,400
Gilead Sciences, Inc. (a)	3,000	122,790
		1,481,940
Building & Construction – 2.2%
D.R. Horton, Inc.	50,000	630,500

Chemicals – 4.3%
Air Products & Chemicals, Inc.	3,000	255,570
Celanese Corp. – Series A	12,000	531,240
Dow Chemical Co.	14,500	417,020
		1,203,830
Drugs – 2.0%
Bristol Myers Squibb Co.	15,500	546,220

Electrical Equipment – 1.6%
Roper Industries, Inc.	5,000	434,350

Energy – 8.3%
Chevron Corp.	6,000	638,400
Devon Energy Corp.	10,000	620,000
Marathon Oil Corp.	25,000	731,750
Williams Companies, Inc.	10,000	330,200
		2,320,350
Energy Equipment
& Services – 3.9%
National Oilwell Varco, Inc.	10,000	679,900
RPC, Inc.	23,000	419,750
		1,099,650
Financial Services – 4.5%
American Express Co.	12,000	566,040
Mastercard, Inc.	1,900	708,358
		1,274,398
Food Services – 2.1%
Yum Brands, Inc.	10,000	590,100

Furnishings – 0.9%
Tempur Pedic International,
Inc. (a)	5,000	262,650

Health Care Services – 2.9%
AmerisourceBergen Corp.	8,500	316,115
UnitedHealth Group, Inc.	10,000	506,800
		822,915
Insurance – 1.9%
ACE Ltd. (b)	7,500	525,900

Leisure – 3.6%
Carnival Corp.	12,500	408,000
Las Vegas Sands Corp. (a)	14,000	598,220
		1,006,220
Machinery – 3.5%
Caterpillar, Inc.	5,000	453,000
Cummins, Inc.	6,000	528,120
		981,120
Media – 1.8%
DIRECTV – Class A (a)	6,500	277,940
Walt Disney Co.	6,000	225,000
		502,940
Office Equipment – 6.3%
Apple, Inc. (a)	2,000	810,000
EMC Corp. (a)	18,000	387,720
International Business
Machines Corp.	1,750	321,790
Western Digital Corp. (a)	8,000	247,600
		1,767,110
Retail – 4.9%
Macy’s, Inc.	23,000	740,140
TJX Companies, Inc.	10,000	645,500
		1,385,640
Semiconductors – 5.3%
Intel Corp.	32,000	776,000
KLA-Tencor Corp.	15,000	723,750
		1,499,750
Services – 14.4%
Accenture PLC – Class A (b)	10,000	532,300
Amazon.com, Inc. (a)	2,500	432,750
American Tower Corp. – Class A	12,000	720,120
Ancestry.com Inc. (a)	12,000	275,520
Automatic Data Processing Inc.	2,500	135,025
Google, Inc. – Class A (a)	1,150	742,785
Rackspace Hosting, Inc. (a)	15,000	645,150

The accompanying notes are an integral part of these financial statements.

THE WALL STREET FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011

	Shares	Value
COMMON STOCKS – 99.4% (continued)

Services – 14.4% (continued)
United Parcel Service, Inc. –
Class B	7,500	$548,925
		4,032,575
Software – 3.0%
Microsoft Corp.	15,000	389,400
Oracle Corp.	17,500	448,875
		838,275
Specialty Retail – 12.7%
AutoZone, Inc. (a)	1,700	552,449
Bed Bath & Beyond, Inc. (a)	6,500	376,805
Coach, Inc.	10,000	610,400
Home Depot, Inc.	16,000	672,640
Nike, Inc.	6,500	626,405
Tiffany & Co.	6,000	397,560
VF Corp.	2,500	317,475
		3,553,734
Transportation – 1.7%
J.B. Hunt Transport
Services, Inc.	10,500	473,235

TOTAL COMMON STOCKS
(Cost $22,517,476)		27,878,382

SHORT-TERM INVESTMENT – 1.2%

Money Market Fund – 1.2%
First American Prime Obligations
Fund, Class Z, 0.036% (c)	333,637	333,637

TOTAL SHORT-TERM
INVESTMENT
(Cost $333,637)		333,637
TOTAL INVESTMENTS
(Cost $22,851,113) – 100.6%		28,212,019
Liabilities in Excess
of Other Assets – (0.6)%		(161,205)
TOTAL NET
ASSETS – 100.0%		$28,050,814

Percentages are stated as a percent of net assets.
(#)Name changed to Monster Beverage Corp. effective January 9, 2012.
(a)Non-income producing security
(b)Foreign Domiciled
(c)Variable Rate Security – the rate shown is the annualized seven-day effective yield as of December 31, 2011

The accompanying notes are an integral part of these financial statements.

THE WALL STREET FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2011

ASSETS:
Investments, at value (cost $22,851,113)	$28,212,019
Receivable for investment securities sold	192,241
Receivable for fund shares sold	22,000
Dividends receivable	18,533
Expense reimbursement due
from Adviser (Note 4)	16,004
Prepaid expenses	15,662
Total Assets	28,476,459

LIABILITIES:
Payable for investments purchased	363,380
Payable for capital shares redeemed	4,000
Investment advisory fee payable (Note 4)	11,636
Shareholder servicing fee payable	5,818
Accrued expenses and other payables	40,811
Total Liabilities	425,645
NET ASSETS	$28,050,814

NET ASSETS CONSIST OF:
Capital stock	$23,711,509
Net unrealized appreciation
on investments	5,360,906
Undistributed net investment income	106,725
Accumulated undistributed net
realized loss on investments	(1,128,326)
TOTAL NET ASSETS	$28,050,814

Shares outstanding
(5,000,000 authorized, $1.00 par value)	3,120,951
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE	$8.99

THE WALL STREET FUND, INC.
STATEMENT OF OPERATIONS
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividend income (net of
$2,912 foreign tax withheld)	$370,007
Total investment income	370,007

EXPENSES:
Investment advisor fees (Note 4)	129,541
Administration and fund accounting fees	71,862
Shareholder servicing fees (Note 4)	64,770
Federal and state registration fees	29,334
Transfer agent fees and expenses	28,408
Professional fees	17,324
Directors’ fees and expenses	11,670
Insurance expense	10,721
Custody fees	8,947
Reports to shareholders	5,216
Miscellaneous expense	2,000
Total expenses before
expense reimbursement	379,793
Expenses reimbursed by Adviser (Note 4)	(120,711)
Net expenses	259,082
NET INVESTMENT INCOME	110,925

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
Net realized gain on
investment transactions	166,216
Change in unrealized appreciation
(depreciation) on investments	(286,483)
Net realized and unrealized gain (loss)
on investments	(120,267)
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(9,342)

The accompanying notes are an integral part of these financial statements.

THE WALL STREET FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

	For the Years Ended
	December 31,
	2011	2010
OPERATIONS:
Net investment income (loss)	$110,925	$(25,185)
Net realized gain on
investment transactions	166,216	329,998
Change in unrealized
appreciation (depreciation)
on investments	(286,483)	1,984,830
Net increase (decrease) in
net assets resulting
from operations	(9,342)	2,289,643

CAPITAL SHARE
TRANSACTIONS:
Proceeds from shares sold	10,242,975	6,853,402
Cost of shares redeemed	(2,576,593)	(958,561)
Reinvested distributions	—	—
Net increase in net assets
resulting from capital
share transactions	7,666,382	5,894,841

DISTRIBUTIONS TO
SHAREHOLDERS	—	—

TOTAL INCREASE
IN NET ASSETS	7,657,040	8,184,484

NET ASSETS:
Beginning of period	20,393,774	12,209,290
End of period	$28,050,814	$20,393,774

UNDISTRIBUTED NET
INVESTMENT
INCOME	$106,725	$—

THE WALL STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS
December 31, 2011

1.Organization
The Wall Street Fund, Inc.  (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified management investment company.  The Fund seeks to produce growth of capital by investing principally in a diversified portfolio of growth-oriented common stocks.

2.Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period.  Actual results could differ from those estimates and assumptions.

(a) Investment Valuation – Securities which are traded on a national stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Securities traded on the over-the-counter market and listed securities for which there were no transactions are valued at the mean between the closing bid and asked prices.  Debt securities (other than short-term instruments) are valued at the mean price furnished by a national pricing service, subject to review by the Fund’s investment adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.  Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.  Short-term debt securities maturing within 60 days are valued at amortized cost.  Securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith by the Fund’s investment adviser pursuant to procedures approved by and under the supervision of the Fund’s Board of Directors.

Generally accepted accounting principles require disclosures regarding the valuation inputs and techniques used to measure fair value and any changes in such valuation inputs and techniques.  The various inputs used in determining the value of each of the Fund’s investments are summarized in the following three broad categories:

Level 1 –	Quoted prices in active markets for identical securities.

The accompanying notes are an integral part of these financial statements.

THE WALL STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.  As of December 31, 2011, the Fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
Common
Stocks*	$27,878,382	$—	$—	$27,878,382
Short-Term
Investments	333,637	—	—	333,637
Total
Investments	$28,212,019	$—	$—	$28,212,019

*  Please refer to the Schedule of Investments for further industry breakout.

Transfers between levels are recognized at the end of the reporting period. During the year ended December 31, 2011, the Fund did not have any transfers between valuation levels.

(b) Federal Income and Excise Taxes – The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment company taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is recorded.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  Management has reviewed all open tax years and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return.  The Fund is not subject to examination by U.S. federal tax authorities for any tax years before 2008.

(c) Distributions to Shareholders – Dividends from net investment income are declared and paid at least annually.  Distributions of net realized capital gains, if any, will be declared and paid at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

(d) Securities Transactions and Investment Income – Investment transactions are recorded on the trade date for financial statement purposes.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Acquisition and market discounts and premiums are amortized over the life of the security.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

3.Investment Transactions
The aggregate purchases and sales of securities for the year ended December 31, 2011, excluding short-term investments, were $30,743,410 and $22,685,584, respectively.  There were no purchases or sales of long-term U.S. government securities.

4.Investment Adviser
Effective May 1, 2010, Evercore Wealth Management, LLC (“EWM”) is the investment adviser to the Fund.  Prior to May 1, 2010, Wall Street Management Corporation (“WSMC”) was the investment adviser to the Fund.  There are no significant changes, including advisory fees, between the previous investment advisory agreement with WSMC and the new investment advisory agreement with EWM.  Certain officers and directors of the Fund are also officers and directors of the investment adviser.

The advisory agreement provides for advisory fees at an annual rate of 0.50% of the Fund’s average daily net assets.  Effective October 1, 2010, EWM has contractually agreed to reduce its fees and/or reimburse the Fund to the extent necessary to ensure that total annual Fund operating expenses do not exceed 1.00% of the Fund’s average daily net assets.  This agreement will continue in effect until May 1, 2012.  EWM has the right to recover any fee reductions and/or expense reimbursements made in the three prior fiscal years pursuant to this agreement, provided that the Fund’s total annual operating expenses do not exceed 1.00% of average daily net assets in the year of reimbursement.  Accordingly, $29,207 of the expenses reimbursed by EWM during 2010 may be recovered through December 31, 2013, and $120,711 of the expenses reimbursed by EWM during 2011 may be recovered through December 31, 2014.  Prior to October 1, 2010, the advisory agreement provided for EWM to

THE WALL STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011

reimburse the Fund for any expenses (including the advisory fee, but excluding taxes, interest and brokerage fees and extraordinary expenses incurred in connection with any matter not in the ordinary course of business of the Fund) over 2.00% of the first $10,000,000, 1.50% of the next $20,000,000 and 1.00% of any balance of the average daily net assets of the Fund.  The Fund is not obligated to reimburse WSMC or EWM for any fees or expenses waived prior to October 1, 2010.  For the year ended December 31, 2011, EWM received $129,541 in investment advisory fees and reimbursed Fund expenses of $120,711.

Effective May 1, 2010, the Fund has a shareholder servicing agreement (a “Servicing Agreement”) with EWM pursuant to which EWM may compensate certain persons who provide shareholder services, including answering customer inquiries, assisting in processing purchase, exchange and redemption transactions and furnishing Fund communications to shareholders.  For services provided under the Servicing Agreement, EWM receives fees from the Fund at an annual rate of 0.25% of the average daily net assets.  For the year ended December 31, 2011, EWM received $64,770 in shareholder servicing fees.

5.Shares of Common Stock
Transactions in shares of common stock were as follows:

	Year ended	Year ended
	December 31,	December 31,
	2011	2010
Shares Sold	1,125,108	828,204
Shares Redeemed	(286,902)	(119,781)
Shares Reinvested	—	—
Net Increase (Decrease)	838,206	708,423
Shares Outstanding:
Beginning of Period	2,282,745	1,574,322
End of Period	3,120,951	2,282,745

6.Tax Information
As of December 31, 2011, the components of accumulated earnings on a tax basis were as follows:

Cost of investments	$22,912,321
Gross unrealized appreciation	$5,880,133
Gross unrealized depreciation	(580,435)
Net unrealized appreciation	5,299,698
Undistributed ordinary income	106,725
Undistributed long-term capital gain	—
Total distributable earnings	106,725
Other accumulated losses	$(1,067,118)
Total accumulated earnings	$4,339,305

The basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

The tax character of distributions paid during the years ended December 31, 2011 and 2010 were as follows:

	2011	2010
Ordinary income	$—	$—
Long-term capital gains	$—	$—

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward and offset such losses against any future realized capital gains. At December 31, 2011, the Fund had a capital loss carryover of $1,036,008, which, if not offset by future capital gains, will expire on December 31, 2017. Any future capital losses will be permitted to be carried over for an unlimited period, however, any losses incurred during those future taxable years will be required to be utilized prior to the Fund’s current capital loss carryover balance. As a result, current capital loss carryovers may be more likely to expire unused. The Fund intends to defer and treat $31,110 of post-October losses incurred during the year ended December 31, 2011 as arising in the year ending December 31, 2012.

7.    Guarantees and Indemnifications
In the normal course of business, the Fund enters into contracts with its service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

THE WALL STREET FUND, INC.
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of common stock outstanding throughout each period.

	Year Ended December 31,
	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002

Per Share Data:
Net asset value, beginning of period	$8.93	$7.76	$5.79	$9.88	$8.78	$8.42	$7.83	$7.30	$4.87	$7.65

Income from investment operations:
Net investment income (loss)(1)	0.04	(0.01)	(0.02)	(0.02)	(0.03)	(0.05)	(0.05)	(0.04)	(0.07)	(0.08)
Net realized and unrealized gains
(losses) on investments	0.02 (2)	1.18	1.99	(4.01)	1.51	0.51	0.64	0.57	2.50	(2.70)
Total from investment operations	0.06	1.17	1.97	(4.03)	1.48	0.46	0.59	0.53	2.43	(2.78)

Less distributions:
Distributions from net realized
gains from security transactions	—	—	—	(0.06)	(0.38)	(0.10)	—	—	—	—
Total distributions	—	—	—	(0.06)	(0.38)	(0.10)	—	—	—	—

Net asset value, end of period	$8.99	$8.93	$7.76	$5.79	$9.88	$8.78	$8.42	$7.83	$7.30	$4.87

Total return	0.67%	15.08%	34.02%	(41.02)%	16.92%	5.42%	7.54%	7.26%	49.90%	(36.34)%

Supplemental data and ratios:
Net assets, end of period (000’s)	$28,051	$20,394	$12,209	$10,594	$19,310	$17,351	$17,470	$17,512	$17,368	$11,609
Ratio of operating expenses to average
net assets, before reimbursements	1.47%	2.08%	1.98%	1.76%	1.60%	1.71%	1.71%	1.74%	1.92%	2.08%
Ratio of operating expenses to average
net assets, net of reimbursement	1.00%	1.63%	1.95%	1.76%	1.60%	1.71%	1.71%	1.74%	1.85%	1.84%
Ratio of net investment income (loss)
to average net assets,
before reimbursements	(0.04)%	(0.64)%	(0.34)%	(0.22)%	(0.34)%	(0.56)%	(0.69)%	(0.60)%	(1.23)%	(1.52)%
Ratio of net investment income (loss)
to average net assets,
net of reimbursement	0.43%	(0.19)%	(0.31)%	(0.22)%	(0.34)%	(0.56)%	(0.69)%	(0.60)%	(1.16)%	(1.28)%
Portfolio turnover rate	88.29%	42.58%	49.44%	58.78%	65.26%	94.41%	115.90%	149.32%	94.46%	124.51%
__________
(1)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses on the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and Board of Directors
The Wall Street Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Wall Street Fund, Inc. as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the seven years in the period then ended.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights for the periods indicated prior to the year ended December 31, 2005, were audited by another independent registered public accounting firm, who expressed unqualified opinions on those highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2011 by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Wall Street Fund, Inc. as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the seven years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio
February 14, 2012

THE WALL STREET FUND, INC.
PERFORMANCE INFORMATION
For periods ended December 31, 2011 (Unaudited)

Value of $10,000 Investment

This chart assumes an initial investment of $10,000 on December 31, 2001.  Fund performance reflects any fee waivers in effect.  In the absence of fee waivers, total return would be reduced.  Returns shown include the reinvestment of all distributions, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

Average Annual Total Returns
for the Periods Ended December 31, 2011

	One Year	Five Years	Ten Years
The Wall Street Fund	0.67%	1.38%	2.19%
S&P 500 Index1	2.11%	-0.25%	2.92%
Russell 1000 Index2	1.50%	-0.02%	3.34%

Index performance is for illustrative purposes only and does not reflect any fees, expenses, or taxes.  Direct investment in the indexes is not available.

S&P 500 Index1 – an unmanaged market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks.

Russell 1000 Index2 – an unmanaged index that measures the performance of the 1,000 largest U.S. companies (90% of the investable U.S. equity market) based on total market capitalization.

THE WALL STREET FUND, INC.
EXPENSE EXAMPLE
For the Six Months Ended December 31, 2011 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses.  If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Fund through a financial intermediary.  Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

			Expenses
			paid
	Beginning	Ending	during
	account	account	period
	value	value	7/1/11-
	7/1/11	12/31/11	12/31/11*
Actual	$1,000.00	$ 946.30	$4.91
Hypothetical (5% return
before expenses)	1,000.00	1,020.16	5.09

*
Expenses are equal to the Fund’s annualized expense ratio of 1.00% for the six months ended December 31, 2011, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the six month period).

THE WALL STREET FUND, INC.
ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of net assets)
December 31, 2011 (Unaudited)

THE WALL STREET FUND, INC.
DIRECTORS AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors. Information pertaining to the Directors and Officers of the Fund is set forth below.  The SAI includes additional information about the Fund’s officers and directors and is available, without charge, upon request by calling 1-800-443-4693.

# of Portfolios in
		Term of		Fund Complex
	Position(s)	Office and	Principal	Overseen	Other Directorships
Name, Address	Held with	Length of	Occupation(s) During	by Director	Held by Director
and Age	the Fund	Time Served	Past Five Years	or Officer	or Officer

INDEPENDENT
DIRECTORS:

Harlan K. Ullman, Ph.D.	Independent	Since 1984	Chairman, Killowen Group, a	2	Chairman, CNI Guard
1245 29th Street, N.W.	Director		consulting firm, since 1984;		Ltd. and Guard, Inc.;
Washington, DC 20007			Distinguished Senior Fellow,		Advisory Board
Age: 70			National Defense University;		Member and Director,
			Senior Advisor, The Atlantic		IE-SPS.
Council, since 2007.

Amb. Kurt D. Volker	Independent	Since 2009	Executive Director, McCain	2	None.
55 E. 52nd Street	Director		Institute for International
23rd Floor			Leadership, Arizona State
New York, NY 10055			University, since February
Age: 47			2012; Senior Fellow, Center
for Transatlantic Relations,
JHU-SAIS, a think tank,
since September 2009; Senior
Advisor, Atlantic Council, since
October 2009; Managing
Director, International – BGR
Group, 2011-2012; Senior Adviser,
McLarty Associates, a global
consulting firm, 2010-2011;
U.S. Ambassador to NATO,
2008-2009; Diplomat, U.S.
Department of State, 1988-2009.
INTERESTED
DIRECTOR:

Robert P. Morse*	Chairman,	Since 1984	Partner and Principal, Evercore	2	English Speaking Union
55 E. 52nd Street	President and		Wealth Management, LLC since		of the U.S.; Society of
23rd Floor	Director		2010; President and a Director,		Mayflower Descendants;
New York, NY 10055			MorseWilliams & Co., Inc., an		Whitehead Institute of
Age: 66			investment adviser affiliate of the		Biomedical Research;
			Fund, 1981-2010; President		Youngs Memorial
			and sole Director, Wall Street		Cemetery/Theodore
			Management Corporation		Roosevelt Memorial;
			1984-2010, and President and		Sterling Gorge, Vermont,
			Director, Morse Williams Holding		Preservation Trust.
Co., Inc., since 1986.

THE WALL STREET FUND, INC.
DIRECTORS AND OFFICERS (Continued)

# of Portfolios in
		Term of		Fund Complex
	Position(s)	Office and	Principal	Overseen	Other Directorships
Name, Address	Held with	Length of	Occupation(s) During	by Director	Held by Director
and Age	the Fund	Time Served	Past Five Years	or Officer	or Officer

OFFICERS:

Michael R. Linburn	Executive	Since 1993	Managing Director and	2	The Stanley R. and
55 E. 52nd Street	Vice		Independent Consultant to		Elisabeth G. Jacobs
23rd Floor	President		Evercore Wealth Management,		Foundation; eLot, Inc.
New York, NY 10055			LLC since 2010; Managing
Age: 78	Secretary	Since 2001	Director and Principal, Morse,
Williams & Co., Inc., an
	Chief	Since 2005	investment adviser affiliate of
	Compliance		the Fund, 2003-2010; Chief
	Officer		Compliance Officer, Morse
Williams & Co., Inc. 2005-2010;
Director of Marketing, Morse,
Williams & Co., Inc., 1992-2010.

Jian H. Wang	Executive	Since 1998	Vice President, Evercore Wealth	2	None
55 E. 52nd Street	Vice		Management, LLC since 2010;
23rd Floor	President and		Managing Director and Principal,
New York, NY 10055	Treasurer		Morse, Williams & Co., Inc., an
Age: 49			investment adviser affiliate of the
Fund, 2005-2010; Senior Trader,
Morse, Williams & Co., Inc.,
1998-2010.

I. Andrew McLaughlin	Vice	Since 2011	Associate, Evercore Wealth	2	None
55 E. 52nd Street	President		Management, LLC since 2010;
23rd Floor			Associate, Morse, Williams
New York, NY 10055			& Co., Inc., an investment
Age: 30			adviser affiliate of the Fund,
2004-2010.

*	Denotes a director who is an “interested person” as that term is defined in Section 2 (a)(19) of the 1940 Act.

ADDITIONAL INFORMATION
December 31, 2011 (Unaudited)

Information about Proxy Voting
Information regarding how the Fund votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 443-4693 or by accessing the Funds’ website at www.thewallstreetfund.com and the SEC’s website at www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.

Availability of Fund Portfolio Information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov, or by calling the Fund at (800) 443-4693.  The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room, call 1-800-SEC-0330.  In addition, the Fund will make its portfolio holdings information publicly available by posting the information at www.thewallstreetfund.com on a monthly basis.

(This Page Intentionally Left Blank.)

DIRECTORS
Robert P. Morse, Chairman
Harlan K. Ullman
Kurt D. Volker

OFFICERS
Robert P. Morse, President
Michael R. Linburn,
  Executive Vice President & Secretary
Jian H. Wang, Executive Vice President & Treasurer
I. Andrew McLaughlin, Vice President

INVESTMENT ADVISER
Evercore Wealth Management, LLC
55 E. 52nd Street
23rd Floor
New York, New York  10055

CUSTODIAN
U.S. Bank, N.A.
1555 N. RiverCenter Dr., Suite 302
Milwaukee, Wisconsin  53212

ADMINISTRATOR, TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
P.O. Box 701
Milwaukee, Wisconsin  53201

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway
Suite 1100
Westlake, Ohio  44145

DISTRIBUTOR
Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, Wisconsin  53201

THE WALL STREET FUND, INC.
55 E. 52nd Street
23rd Floor
New York, New York  10055
(800) 443-4693
http://www.thewallstreetfund.com
e-mail: mrl@thewallstreetfund.com

Item 2. Code of Ethics.

 The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2011	FYE 12/31/2010
Audit Fees	13,000	13,000
Audit-Related Fees	0	0
Tax Fees	1,000	1,000
All Other Fees	0	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2011	FYE 12/31/2010
Registrant	0	0
Registrant’s Investment Adviser	0	0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                           The Wall Street Fund, Inc,

By (Signature and Title)*                    /s/ Robert P. Morse
Robert P. Morse, President

Date                                                        February 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Robert P. Morse
Robert P. Morse, President

Date                                                        February 23, 2012

By (Signature and Title)*                    /s/ Jian H. Wang
Jian H. Wang, Treasurer

Date                                                        February 23, 2012

* Print the name and title of each signing officer under his or her signature.